     Supplement dated September 13th, 1999 to Prospectus dated May 1, 1999 for the Pacific Portfolios Variable Annuity
            Issued by Pacific Life Insurance Company ("Prospectus")

Capitalized terms used in this Supplement are defined in the Prospectus referred to above unless otherwise defined herein. "We," "us", or "our" refer to Pacific Life Insurance Company; "you" or "your" refer to the Contract Owner.

This Supplement which amends the Prospectus describes the optional Guaranteed Income Advantage Rider ("GIA Rider").

The AN OVERVIEW OF PACIFIC PORTFOLIOS section is amended as follows:

Guaranteed Income Advantage Rider (Optional)

The Guaranteed Income Advantage Rider ("GIA Rider") offers a guaranteed income advantage annuity option. You may buy the GIA Rider on the Contract Date or on any Contract Anniversary. The GIA Rider is not available in all states. Ask your registered representative about its current availability status in your state of residence.

The expense table under Contract Expenses has been revised by adding:

Guaranteed Income Advantage Rider Charge, calculated as a percentage of
 Contract Value/7/                                                       0.30%

/7/ If you buy the Guaranteed Income Advantage Rider ("GIA Rider"), which is subject to state availability, we deduct this charge on each Contract Anniversary date and the Annuity Date, and when you make a full withdrawal, if the GIA Rider is in effect on that date, or when you terminate the GIA Rider.

The information under Examples has been revised as follows:

The following table shows the expenses you would pay on each $1,000 you invested if, at the end of each period, you: annuitized your Contract; surrendered your Contract and withdrew the Contract Value, or did not annuitize or surrender, but left the money in your Contract.

These examples assume the following:

  . the Contract Value starts at $45,000

  . the Investment Options have an annual return of 5%

  . the Annual Fee is deducted even when the Contract Value goes over $50,000 and a waiver would normally apply.

without EGMDBR and GIA Rider reflects the expenses you would pay if you did not buy the optional Enhanced Guaranteed Minimum Death Benefit Rider ("EGMDBR") and the Guaranteed Income Advantage ("GIA") Rider.

with EGMDBR reflects the expenses you would pay if you bought the optional Enhanced Guaranteed Minimum Death Benefit Rider, but not the GIA Rider. These expenses depend on the age of the youngest Annuitant on the Contract Date.

with GIA Rider reflects the expenses you would pay if you bought the optional Guaranteed Income Advantage Rider, but not the Enhanced Guaranteed Minimum Death Benefit Rider.

with EGMDBR and GIA Rider reflects the expenses you would pay if you bought the optional Enhanced Guaranteed Minimum Death Benefit Rider and the Guaranteed Income Advantage Rider.

These examples do not show past or future expenses. Your actual expenses in any year may be more or less than those shown here.

--------------------------------------------------------------------------------

                                                                  Expenses if you did
                                                                  not annuitize or
                        Expenses if you      Expenses if you      surrender, but left
                        annuitized your      surrendered your     the money in your
                        Contract ($)         Contract ($)         Contract ($)
--------------------------------------------------------------------------------------
Variable Account        1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
--------------------------------------------------------------------------------------
Money Market
without EGMDBR and GIA
 Rider                    82   60  103   222   82  114  130   222   19   60  103   222
with EGMDBR: age 0-65     83   63  108   233   83  117  135   233   20   63  108   233
with EGMDBR: age 66-75    86   69  119   254   86  123  146   254   23   69  119   254
with GIA Rider            86   69  119   254   86  123  146   254   23   69  119   254
with EGMDBR and GIA
 Rider: age 0-65          87   72  124   264   87  126  151   264   24   72  124   264
with EGMDBR and GIA
 Rider: age 66-75         89   79  134   285   89  133  161   285   26   79  134   285
--------------------------------------------------------------------------------------
High Yield Bond
without EGMDBR and GIA
 Rider                    85   67  115   247   85  121  142   247   22   67  115   247
with EGMDBR: age 0-65     86   70  120   257   86  124  147   257   23   70  120   257
with EGMDBR: age 66-75    88   76  130   277   88  130  157   277   25   76  130   277
with GIA Rider            88   76  130   277   88  130  157   277   25   76  130   277
with EGMDBR and GIA
 Rider: age 0-65          89   79  135   287   89  133  162   287   26   79  135   287
with EGMDBR and GIA
 Rider: age 66-75         91   85  145   307   91  139  172   307   28   85  145   307
--------------------------------------------------------------------------------------
Managed Bond
without EGMDBR and GIA
 Rider                    85   67  115   247   85  121  142   247   22   67  115   247
with EGMDBR: age 0-65     86   70  120   257   86  124  147   257   23   70  120   257
with EGMDBR: age 66-75    88   76  130   277   88  130  157   277   25   76  130   277
with GIA Rider            88   76  130   277   88  130  157   277   25   76  130   277
with EGMDBR and GIA
 Rider: age 0-65          89   79  135   287   89  133  162   287   26   79  135   287
with EGMDBR and GIA
 Rider: age 66-75         91   85  145   307   91  139  172   307   28   85  145   307
--------------------------------------------------------------------------------------
Government Securities
without EGMDBR and GIA
 Rider                    85   67  115   247   85  121  142   247   22   67  115   247
with EGMDBR: age 0-65     86   70  120   257   86  124  147   257   23   70  120   257
with EGMDBR: age 66-75    88   76  130   277   88  130  157   277   25   76  130   277
with GIA Rider            88   76  130   277   88  130  157   277   25   76  130   277
with EGMDBR and GIA
 Rider: age 0-65          89   79  135   287   89  133  162   287   26   79  135   287
with EGMDBR and GIA
 Rider: age 66-75         91   85  145   307   91  139  172   307   28   85  145   307
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                  Expenses if you did
                                                                  not annuitize or
                        Expenses if you      Expenses if you      surrender, but left
                        annuitized your      surrendered your     the money in your
                        Contract ($)         Contract ($)         Contract ($)
--------------------------------------------------------------------------------------
Variable Account        1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
--------------------------------------------------------------------------------------
Aggressive Equity
without EGMDBR and GIA
 Rider                    87   74  127   270   87  128  154   270   24   74  127   270
with EGMDBR: age 0-65     88   77  132   280   88  131  159   280   25   77  132   280
with EGMDBR: age 66-75    90   83  142   300   90  137  169   300   27   83  142   300
with GIA Rider            90   83  142   300   90  137  169   300   27   83  142   300
with EGMDBR and GIA
 Rider: age 0-65          91   86  147   310   91  140  174   310   28   86  147   310
with EGMDBR and GIA
 Rider: age 66-75         93   92  157   329   93  146  184   329   30   92  157   329
--------------------------------------------------------------------------------------
Growth LT
without EGMDBR and GIA
 Rider                    86   71  122   261   86  125  149   261   23   71  122   261
with EGMDBR: age 0-65     87   74  127   271   87  128  154   271   24   74  127   271
with EGMDBR: age 66-75    89   80  137   291   89  134  164   291   26   80  137   291
with GIA Rider            89   80  137   291   89  134  164   291   26   80  137   291
with EGMDBR and GIA
 Rider: age 0-65          90   84  142   301   90  138  169   301   27   84  142   301
with EGMDBR and GIA
 Rider: age 66-75         92   90  152   321   92  144  179   321   29   90  152   321
--------------------------------------------------------------------------------------
Equity Income
without EGMDBR and GIA
 Rider                    85   68  117   251   85  122  144   251   22   68  117   251
with EGMDBR: age 0-65     86   71  122   261   86  125  149   261   23   71  122   261
with EGMDBR: age 66-75    88   77  132   281   88  131  159   281   25   77  132   281
with GIA Rider            88   77  132   281   88  131  159   281   25   77  132   281
with EGMDBR and GIA
 Rider: age 0-65          89   81  137   291   89  135  164   291   26   81  137   291
with EGMDBR and GIA
 Rider: age 66-75         91   87  147   311   91  141  174   311   28   87  147   311
--------------------------------------------------------------------------------------
Multi-Strategy
without EGMDBR and GIA
 Rider                    85   69  118   252   85  123  145   252   22   69  118   252
with EGMDBR: age 0-65     86   72  123   262   86  126  150   262   23   72  123   262
with EGMDBR: age 66-75    88   78  133   282   88  132  160   282   25   78  133   282
with GIA Rider            88   78  133   282   88  132  160   282   25   78  133   282
with EGMDBR and GIA
 Rider: age 0-65          89   81  138   292   89  135  165   292   26   81  138   292
with EGMDBR and GIA
 Rider: age 66-75         91   87  148   312   91  141  175   312   28   87  148   312
--------------------------------------------------------------------------------------
Large-Cap Value
without EGMDBR and GIA
 Rider                    87   75  128   272   87  129  155   272   24   75  128   272
with EGMDBR: age 0-65     88   78  133   282   88  132  160   282   25   78  133   282
with EGMDBR: age 66-75    90   84  143   302   90  138  170   302   27   84  143   302
with GIA Rider            90   84  143   302   90  138  170   302   27   84  143   302
with EGMDBR and GIA
 Rider: age 0-65          91   87  148   312   91  141  175   312   28   87  148   312
with EGMDBR and GIA
 Rider: age 66-75         93   93  158   331   93  147  185   331   30   93  158   331
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                  Expenses if you did
                                                                  not annuitize or
                        Expenses if you      Expenses if you      surrender, but left
                        annuitized your      surrendered your     the money in your
                        Contract ($)         Contract ($)         Contract ($)
--------------------------------------------------------------------------------------
Variable Account        1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
--------------------------------------------------------------------------------------
Mid-Cap Value
without EGMDBR and GIA
 Rider                    87   75  128   272   87  129  155   272   24   75  128   272
with EGMDBR: age 0-65     88   78  133   282   88  132  160   282   25   78  133   282
with EGMDBR: age 66-75    90   84  143   302   90  138  170   302   27   84  143   302
with GIA Rider            90   84  143   302   90  138  170   302   27   84  143   302
with EGMDBR and GIA
 Rider: age 0-65          91   87  148   312   91  141  175   312   28   87  148   312
with EGMDBR and GIA
 Rider: age 66-75         93   93  158   331   93  147  185   331   30   93  158   331
--------------------------------------------------------------------------------------
Equity
without EGMDBR and GIA
 Rider                    85   69  118   252   85  123  145   252   22   69  118   252
with EGMDBR: age 0-65     86   72  123   262   86  126  150   262   23   72  123   262
with EGMDBR: age 66-75    88   78  133   282   88  132  160   282   25   78  133   282
with GIA Rider            88   78  133   282   88  132  160   282   25   78  133   282
with EGMDBR and GIA
 Rider: age 0-65          89   81  138   292   89  135  165   292   26   81  138   292
with EGMDBR and GIA
 Rider: age 66-75         91   87  148   312   91  141  175   312   28   87  148   312
--------------------------------------------------------------------------------------
Bond and Income
without EGMDBR and GIA
 Rider                    85   68  117   251   85  122  144   251   22   68  117   251
with EGMDBR: age 0-65     86   71  122   261   86  125  149   261   23   71  122   261
with EGMDBR: age 66-75    88   77  132   281   88  131  159   281   25   77  132   281
with GIA Rider            88   77  132   281   88  131  159   281   25   77  132   281
with EGMDBR and GIA
 Rider: age 0-65          89   81  137   291   89  135  164   291   26   81  137   291
with EGMDBR and GIA
 Rider: age 66-75         91   87  147   311   91  141  174   311   28   87  147   311
--------------------------------------------------------------------------------------
Equity Index
without EGMDBR and GIA
 Rider                    80   53   92   199   80  107  119   199   17   53   92   199
with EGMDBR: age 0-65     81   56   97   210   81  110  124   210   18   56   97   210
with EGMDBR: age 66-75    83   63  107   231   83  117  134   231   20   63  107   231
with GIA Rider            83   63  107   231   83  117  134   231   20   63  107   231
with EGMDBR and GIA
 Rider: age 0-65          84   66  113   242   84  120  140   242   21   66  113   242
with EGMDBR and GIA
 Rider: age 66-75         86   72  123   263   86  126  150   263   23   72  123   263
--------------------------------------------------------------------------------------
Small-Cap Index
without EGMDBR and GIA
 Rider                    84   64  110   236   84  118  137   236   21   64  110   236
with EGMDBR: age 0-65     85   67  115   247   85  121  142   247   22   67  115   247
with EGMDBR: age 66-75    87   73  125   267   87  127  152   267   24   73  125   267
with GIA Rider            87   73  125   267   87  127  152   267   24   73  125   267
with EGMDBR and GIA
 Rider: age 0-65          88   76  130   277   88  130  157   277   25   76  130   277
with EGMDBR and GIA
 Rider: age 66-75         90   82  140   298   90  136  167   298   27   82  140   298
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                  Expenses if you did
                                                                  not annuitize or
                        Expenses if you      Expenses if you      surrender, but left
                        annuitized your      surrendered your     the money in your
                        Contract ($)         Contract ($)         Contract ($)
--------------------------------------------------------------------------------------
Variable Account        1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
--------------------------------------------------------------------------------------
REIT
without EGMDBR and GIA
 Rider                    90   82  140   297   90  136  167   297   27   82  140   297
with EGMDBR: age 0-65     91   85  145   307   91  139  172   307   28   85  145   307
with EGMDBR: age 66-75    93   91  155   326   93  145  182   326   30   91  155   326
with GIA Rider            93   91  155   326   93  145  182   326   30   91  155   326
with EGMDBR and GIA
 Rider: age 0-65          94   94  160   336   94  148  187   336   31   94  160   336
with EGMDBR and GIA
 Rider: age 66-75         96  100  170   354   96  154  197   354   33  100  170   354
--------------------------------------------------------------------------------------
International
without EGMDBR and GIA
 Rider                    88   77  132   281   88  131  159   281   25   77  132   281
with EGMDBR: age 0-65     89   80  137   291   89  134  164   291   26   80  137   291
with EGMDBR: age 66-75    91   86  147   311   91  140  174   311   28   86  147   311
with GIA Rider            91   86  147   311   91  140  174   311   28   86  147   311
with EGMDBR and GIA
 Rider: age 0-65          92   89  152   320   92  143  179   320   29   89  152   320
with EGMDBR and GIA
 Rider: age 66-75         94   96  162   340   94  150  189   340   31   96  162   340
--------------------------------------------------------------------------------------
Emerging Markets
without EGMDBR and GIA
 Rider                    93   91  155   326   93  145  182   326   30   91  155   326
with EGMDBR: age 0-65     94   94  160   335   94  148  187   335   31   94  160   335
with EGMDBR: age 66-75    96  100  170   354   96  154  197   354   33  100  170   354
with GIA Rider            96  100  170   354   96  154  197   354   33  100  170   354
with EGMDBR and GIA
 Rider: age 0-65          97  103  175   363   97  157  202   363   34  103  175   363
with EGMDBR and GIA
 Rider: age 66-75         99  109  184   382   99  163  211   382   36  109  184   382
--------------------------------------------------------------------------------------

The following is added to the CHARGES, FEES AND DEDUCTIONS section:

Guaranteed Income Advantage Charge (Optional Rider)

If you purchase the GIA Rider, we deduct annually a Guaranteed Income Advantage Charge ("GIA Charge") for expenses related to the GIA Rider. The GIA Charge is equal to 0.30% multiplied by your Contract Value on the date the Charge is deducted.

We will deduct the GIA Charge from your Investment Options on a proportionate basis:

  . on each Contract Anniversary the GIA Rider remains in effect;

  . on the Annuity Date, if the GIA Rider is still in effect;

  . when the GIA Rider is terminated.

Any portion of the GIA Charge we deduct from the Fixed Option, the DCA Plus Fixed Option and the Guaranteed Interest Options ("GIOs") will not be greater than the annual interest credited in excess of 3%. If you terminate the GIA Rider, we will charge your Contract for the annual GIA Charge on the effective date of termination. If you make a full withdrawal of the amount available for withdrawal during a Contract Year, we will deduct the entire GIA Charge for the Contract Year in which you make the full withdrawal from the final payment made to you.

The following is added to the PURCHASING YOUR CONTRACT section:

Purchasing the Guaranteed Income Advantage Rider (Optional)

You may purchase the GIA Rider on the Contract Date or on any Contract Anniversary. You may purchase the GIA Rider only if the age of each Annuitant is 80 years or younger on the date the GIA Rider is purchased. The GIA Rider will remain in effect until the earlier of:

  . a full withdrawal of the amount available for withdrawal under the Contract;

  . a death benefit becomes payable under the Contract;

  . any termination of the Contract in accordance with the terms of the Contract;

  . the Annuity Date; or

  . termination of the GIA Rider.

You may terminate the GIA Rider on the fifth Contract Anniversary or on any later Contract Anniversary.

The following is added to the RETIREMENT BENEFITS AND OTHER PAYOUTS section under Choosing Your Annuity Option:

Guaranteed Income Advantage Annuity Option

If you purchase the GIA Rider, you may choose any of the Annuity Options described in the Prospectus, or you may choose the Guaranteed Income Advantage Annuity Option if 10 years have passed since the GIA Rider was purchased and the GIA Rider is still in effect. You must choose fixed annuity payments under this Guaranteed Income Advantage Annuity Option.

The guaranteed income purchased per $1,000 of the net amount applied to the annuity payments will be based on an annual interest rate of 2.5% and the 1983a Annuity Mortality Table with the age set back 10 years. The net amount applied to the annuity payments under the Guaranteed Income Advantage Annuity Option will be based on the higher of the Guaranteed Income Base or the Enhanced Income Base, which are described below.

1. Guaranteed Income Base--If you purchase the GIA Rider on the Contract Date, the Guaranteed Income Base is equal to the Purchase Payments less an adjustment for each withdrawal, increased at a 5% effective annual rate of interest. We calculate the adjustment for each withdrawal by multiplying the Guaranteed Income Base prior to a withdrawal by the ratio of the amount of the withdrawal, including applicable withdrawal charges and MVAs, to the Contract Value immediately prior to withdrawal.

   If you purchase the GIA Rider on a Contract Anniversary after the Contract Date, the Guaranteed Income Base is equal to the Contract Value on the date the GIA Rider is purchased, plus all Purchase Payments made after the GIA Rider is purchased, less an adjustment for each withdrawal occurring after the GIA was elected, increased at a 5% effective annual rate of interest. We calculate the adjustment for each withdrawal by multiplying the Guaranteed Income Base prior to the withdrawal by the ratio of the amount of the withdrawal, including applicable withdrawal charges and MVAs to the Contract Value immediately prior to the withdrawal.

   The effective annual rate of interest will take into account the timing of when each Purchase Payment and withdrawal occurred. We accomplish this by applying a daily factor of 1.000133681 to each day's Guaranteed Income Base balance. The 5% effective annual rate of interest will stop accruing as of the earlier of:

   . the Contract Anniversary following the date the youngest Annuitant reaches his or her 80th birthday;

   . a full withdrawal of the amount available for withdrawal under the Contract;

   . a death benefit becomes payable under the Contract;

   . any termination of the Contract in accordance with the provisions of the Contract;

   . the Annuity Date; or

   . termination of the GIA Rider.

On the Annuity Date, the net amount we apply to the annuity payments will be the Guaranteed Income Base reduced by any remaining withdrawal charges associated with additional Purchase Payments added to the Contract, any MVAs, any applicable state premium tax, and any outstanding Contract Debt.

2. Enhanced Income Base--The Enhanced Income Base is equal to your Net Contract Value on the Annuity Date plus an additional 15% of the amount equal to:

  . the Net Contract Value on the Annuity Date;

  . less the sum of all Purchase Payments applied to the Contract in the 12 months prior to the Annuity Date.

  On the Annuity Date, the net amount we apply to the annuity payments will be the Enhanced Income Base reduced by any withdrawal charges, MVAs, and any applicable state premium tax.

The structure of the annuity payments that may be elected under the Guaranteed Income Advantage Annuity Option are:

  . 15 years or more Period Certain;

  . Life;

  . Joint and Survivor Life;

  . Life with 10 Years or More Period Certain.

If you purchase the Guaranteed Income Advantage ("GIA") Annuity Option, the waiver of withdrawal charges upon annuitization will not apply. We will reduce the net amount applied to the annuity payments under the Guaranteed Income Advantage Annuity Option by any remaining withdrawal charges. The rider contains annuity tables for each GIA Annuity Option available.




  PPGIA0999